Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000222207 [Member]
Shareholder Report [Line Items]
Fund Name	Gadsden Dynamic Multi-Asset ETF
Class Name	Gadsden Dynamic Multi-Asset ETF
Trading Symbol	GDMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Gadsden Dynamic Multi-Asset ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://gadsdenfunds.com. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://gadsdenfunds.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 155,006,072
Holdings Count | holding	29
Advisory Fees Paid, Amount	$ 77,922
Investment Company, Portfolio Turnover	357.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Fixed Income ETFs	56.1%
Global Equity ETFs	37.3%
Commodity ETFs	3.6%
Common Stocks	3.0%